UNITED STATES
                       SECURITIES AND EXCHANGE COMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04989
                AMERICAN BEACON SOUND POINT INHANCED INCOME FUND
               (Exact name of registrant as specified in charter)

          220 East Las Colinas Blvd., Suite 1200, Irving, Texas 75039
              (Address of principal executive offices)-(Zip Code)

                        Gene L. Needles, Jr., President
                          220 East Las Colinas Blvd.,
                        Suite 1200, Irving, Texas 75039
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (817)-391-6100

                            Date of fiscal year end:

             Date of reporting period: July 1, 2019 - June 30, 2020

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23326
Reporting Period: 07/01/2019 - 06/30/2020
American Beacon Sound Point Enhanced Income Fund


=============== American Beacon Sound Point Enhanced Income Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Sound Point Inhanced Income Fund

By:/s/Gene L. Needles, Jr.
-----------------------------
Gene L. Needles, Jr.
President
Date: August XX, 2020